Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000057839 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057839 | Alera Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057839 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057839 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057839 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057839 | CRC Insurance Group
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057839 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057839 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057839 | Medline Borrower
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057839 | X
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057839 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000057839 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000057839 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000057839 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000057839 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000057839 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000092115 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092115 | Alera Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092115 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092115 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092115 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092115 | CRC Insurance Group
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092115 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092115 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092115 | Medline Borrower
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092115 | X
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092115 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000092115 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000092115 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092115 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092115 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092115 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219332 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219332 | Alera Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219332 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219332 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219332 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219332 | CRC Insurance Group
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219332 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219332 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219332 | Medline Borrower
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219332 | X
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219332 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000219332 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219332 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219332 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219332 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219332 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.30%